Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-35776
Entity Registrant Name	GRACE THERAPEUTICS, INC.
Entity Central Index Key	0001444192
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1359336
Entity Address, Address Line One	103 Carnegie Center
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	322-1602
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GRCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false